Capital and other commitments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Capital and Other Commitments

	2021 $m	2020 $m
Contracts placed for expenditure not provided for in the Group Financial Statements
Property, plant and equipment	13	17
Intangible assets	4	2
	17	19